SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization and Nature of Operations
Drilling Tools International Corporation, a Delaware corporation (“DTIC” or the “Company”) manufactures, rents, inspects, and refurbishes downhole drilling tools primarily to companies in the oil and natural gas industry for bottom hole assemblies used in onshore and offshore horizontal and directional drilling.
On June 20, 2023 (the “Closing Date”), a merger transaction between Drilling Tools International Holdings, Inc. (“DTIH”), ROC Energy Acquisition Corp (“ROC”), and ROC Merger Sub, Inc., a directly, wholly owned subsidiary of ROC (“Merger Sub”), was completed (the “Merger”, see Note 2) pursuant to the initial merger agreement dated February 13, 2023 and subsequent amendment to the merger agreement dated June 5, 2023 collectively, (the “Merger Agreement”). In connection with the closing of the Merger, ROC changed its name to Drilling Tools International Corporation. The common stock of DTIC (“DTIC Common Stock” or the “Company’s Common Stock”) commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbol “DTI” on June 21, 2023.
The Company’s United States (“U.S.”) operations have locations in Texas, California, Louisiana, Oklahoma, Pennsylvania, North Dakota, New Mexico, Utah, and Wyoming. The Company’s international operations are located in Canada. Operations outside the U.S. are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws and possible limitations on foreign investment. The Company does not engage in hedging activities to mitigate its exposure to fluctuations in foreign currency exchange rates.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as set forth by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to US GAAP issued by the FASB in these notes to the accompanying unaudited condensed consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Update (“ASUs”).
Unaudited Interim Financial Information
The accompanying interim unaudited condensed consolidated financial statements included in this prospectus have been prepared in accordance with U.S. GAAP and, in the opinion of the Company, contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2023, and its results of operations for the three and six months ended June 30, 2023 and 2022, and cash flows for the six months ended June 30, 2023 and 2022. The condensed consolidated balance sheet at December 31, 2022, was derived from the audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.
COVID-19
Related Credits and Relief
As a response to the
COVID-19
outbreak, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) provided an Employee Retention Credit (“ERC”) which is a refundable tax credit against certain employment taxes equal to 50% of qualified wages paid, up to $10 thousand per employee annually for wages paid. Additional relief provisions were passed by the United States government, which extended and expanded the qualified wage caps on these credits to 70% of qualified wages paid, up to $10 thousand per employee per quarter, through September 30, 2021. In November 2021, the Infrastructure Investment and Jobs Act was signed into law and ended the employee retention credit early, making wages paid after December 31, 2021, ineligible for the credit.

ERC benefits of $4.3 million were included in selling, general, administrative expense as an offset to the related compensation expenses in the unaudited condensed consolidated statements of income and comprehensive income for the three and six months ended June 30, 2022. ERC benefits receivable of nil and $2.1 million were included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheet as of June 30, 2023 and December 31, 2022, respectively. The Company received all ERC benefits receivables in January 2023, resulting in the ERC benefits receivable balance to be nil for the three and six months ended June 30, 2023.
Laws and regulations concerning government programs, including the ERC, are complex and subject to varying interpretations. Claims made under these programs may also be subject to retroactive audit and review. While the Company does not believe there is a basis for estimation of an audit or recapture risk at this time, there can be no assurance that regulatory authorities will not challenge the Company’s claim to the ERC in a future period.
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard. As such, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the Company’s unaudited condensed consolidated financial statements and accompanying notes as of the date of the unaudited condensed consolidated financial statements. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. In the current macroeconomic and business environment affected by the Russia-Ukraine conflict and inflationary pressures, these estimates require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, these estimates may change materially in future periods.
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.
Foreign Currency Translation and Transactions
The Company has determined that the functional and reporting currency for its operations across the globe is the functional currency of the Company’s international subsidiaries. Accordingly, all foreign balance sheet accounts have been translated into U.S. dollars using the rate of exchange at the respective balance sheet date. Components of the unaudited condensed consolidated statements of income and comprehensive income have been translated at the average rates for the year of the reporting period. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of stockholders’ equity. Gains or losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in the unaudited condensed consolidated statements of income and comprehensive income. For the three and six months ended June 30, 2023, the aggregate foreign currency translation included in the unaudited condensed consolidated statements of income and comprehensive income totaled approximately $0.2 million and $0.2 million in losses, respectively. For the three and six months ended June 30, 2022, the aggregate foreign currency translation included in the unaudited condensed consolidated statements of income
and
comprehensive income totaled $13 thousand in gains and $0.1 million in losses, respectively.
Revenue Recognition
The Company recognizes revenue in accordance with Topic 842 (which addresses lease accounting) and Topic 606 (which addresses revenue from contracts with customers). The Company derives its revenue from two revenue types, tool rental services and product sales.
Tool Rental Services
Tool rental services consist of rental services, inspection services, and repair services. Tool rental services are accounted for under Topic 842.
Owned tool rentals represent the most significant revenue type and are governed by the Company’s standard rental contract. The Company accounts for such rentals as operating leases. The lease terms are included in the contracts, and the determination of whether the Company’s contracts contain leases generally does not require significant assumptions or judgments. The Company’s lease revenues do not include material amounts of variable payments. Owned tool rentals represent revenue from renting tools that the Company owns. The Company does not generally provide an option for the lessee to purchase the rented equipment at the end of the lease.
The Company recognizes revenues from renting tools on a straight-line basis. The Company’s rental contract periods are daily, monthly, per well, or based on footage. As part of this straight-line methodology, when the equipment is returned, the Company recognizes as incremental revenue the excess, if any, between the amount the customer is contractually required to pay, which is based on the rental contract period applicable to the actual number of days the drilling tool was out on rent, over the cumulative amount of revenue recognized to date. In any given accounting period, the Company will have customers return the drilling tool and be contractually required to pay the Company more than the cumulative amount of revenue recognized to date under the straight-line methodology.
The Company records the amounts billed to customers in excess of recognizable revenue as deferred revenue on its condensed consolidated balance sheet.
As noted above, the Company is unsure of when the customer will return rented drilling tools. As such, the Company does not know how much the customer will owe the Company upon return of the tool and cannot provide a maturity analysis of future lease payments. The Company’s drilling tools are generally rented for short periods of time (significantly less than a year). Lessees do not provide residual value guarantees on rented equipment.
The Company expects to derive significant future benefits from its drilling tools following the end of the rental term. The Company’s rentals are generally short-term in nature, and its tools are typically rented for the majority of the time that the Company owns them.

Product Sales
Product sales consist of charges for rented tools that are damaged beyond repair, charges for lost-in-hole,
and charges for
lost-in-transit
while in the care, custody or control of the Company’s customers, and other charges for made to order product sales. Product sales are accounted for under Topic 606.
Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements with customers, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in the revenue standard. The transaction price is measured as consideration specified in a contract with a customer and excludes any sales incentives and taxes or other amounts collected on behalf of third parties. As each of the Company’s contracts with customers contain a single performance obligation to provide a product sale, the Company does not have any performance obligations requiring allocation of transaction prices.
The performance obligation for made to order product sales is satisfied and revenue is recognized at a point in time when control of the asset transfers to the customer, which typically occurs upon delivery of the product or when the product is made available to the customer for pickup at the Company’s shipping dock. Additionally, pursuant to the contractual terms with the Company’s customers, the customer must notify the Company of, and purchase from the Company, any rented tools that are damaged beyond repair, lost-in-hole,
or
lost-in-transit
while in the care, custody or control of the Company’s customers. Revenue is recognized for these products at a point in time upon the customer’s notification to the Company of the occurrence of one of these noted events.
The Company does not have any revenue expected to be recognized in the future related to remaining performance obligations or contracts with variable consideration related to undelivered performance obligations. There was no revenue recognized in the current period from performance obligations satisfied in previous periods.
Revenue per geographic location
Revenue generated was concentrated within the United States. For the three and six months ended June 30, 2023, the revenue generated within the United States was $35.1 million and $71.6 million, respectively, or 92% and 91% of total revenues, respectively. For the three and six months ended June 30, 2023, the revenue generated outside of the United States, in Canada, was $2.9 million and $7.1 million, respectively, or 8% and 9% of total revenues, respectively. For the three and six months ended June 30, 2022, the revenue generated within the United States was $28.0 million and $51.5 million, respectively, or 92% and 91% of total revenues, respectively. For the three and six months ended June 30, 2022, the revenue generated outside of the United States, in Canada, was $2.4 million and $4.8 million, respectively, or 8% and 9% of total revenues, respectively.
Contract Assets and Contract Liabilities
Contract assets represent the Company’s rights to consideration for work completed but not billed. As of June 30, 2023 and December 31, 2022, the Company had contract assets of $4.1 million and $4.8 million, respectively. Contract assets were recorded in accounts receivable, net in the accompanying condensed consolidated balance sheets.

Contract liabilities consist of fees invoiced or paid by the Company’s customers for which the associated services have not been performed and revenue has not been recognized based on the Company’s revenue recognition criteria described above. As of June 30, 2023 and December 31, 2022, the Company did not have any material contract liabilities. All deferred revenue were expected to be recognized during the following 12 months, and they were recorded in accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheets.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three
months or less to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2023 and December 31, 2022.
Accounts Receivable, net
The Company’s accounts receivable consists principally of uncollateralized amounts billed to customers. These receivables are generally due within 30 to 60 days of the period in which the corresponding sales or rentals occur and do not bear interest. They are recorded at net realizable value less an allowance for doubtful accounts and are classified as account receivable, net on the condensed consolidated balance sheets.
Allowance for Doubtful Accounts
The Company adopted ASU
2016-13,
Financial Instruments - Credit Losses
, on December 31, 2022, which was retroactively applied as of the first day of fiscal year 2022, as further described within the section below titled
Recently Adopted Accounting Pronouncements
. This accounting standard requires companies to measure expected credit losses on financial instruments based on the total estimated amount to be collected over the lifetime of the instrument. Prior to the adoption of this accounting standard, the Company recorded incurred loss reserves against receivable balances based on current and historical information.
Expected credit losses for uncollectible receivable balances consider both current conditions and reasonable and supportable forecasts of future conditions. Current conditions considered include predefined aging criteria, as well as specified events that indicate the balance due is not collectible. Reasonable and supportable forecasts used in determining the probability of future collection consider publicly available macroeconomic data and whether future credit losses are expected to differ from historical losses.
The Company is not party to any
off-balance
sheet arrangements that would require an allowance for credit losses in accordance with this accounting standard.
As of June 30, 2023 and December 31, 2022, the allowance for doubtful accounts totaled $1.8 million and $1.5 million, respectively.
Inventories, net
Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the specific identification method. Inventory that is obsolete or in excess of forecasted usage is written down to its net realizable value based on assumptions regarding future demand and market conditions. Inventory write-downs are charged to operating costs and establish a new cost basis for the inventory. Inventory includes raw material and finished goods.
Property, Plant and Equipment, net
Property, plant and equipment purchased by the Company are recorded at cost less accumulated depreciation. Depreciation is recorded using the straight-line method based on the estimated useful lives of the depreciable property or, for leasehold improvements, the remaining term of the lease, whichever is shorter. Assets not yet placed in use are not depreciated.

Property, plant and equipment acquired as part of a business acquisition is recorded at acquisition date fair value with subsequent additions at cost.
The cost of refurbishments and renewals are capitalized when the value of the property, plant or equipment is enhanced for an extended period. Expenditures to maintain and repair property, plant and equipment, which do not improve or extend the life of the related assets, are charged to operations when incurred. When property, plant and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in operations.
Leases
The Company adopted ASC 842,
Leases
(“ASC 842”) as of January 1, 2022 using the modified retrospective transition approach, with no restatement of prior periods or cumulative adjustments to retained earnings. Upon adoption, the Company elected the package of transition practical expedients, which allowed it to carry forward prior conclusions related to whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases and initial direct costs for existing leases. The Company elected the use-of-hindsight
to reassess lease term. The Company elected not to recognize leases with an initial term of 12 months or less within the condensed consolidated balance sheets and to recognize those lease payments on a straight-line basis in the unaudited condensed consolidated statements of income and comprehensive income over the lease term. The new lease accounting standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the practical expedient to not separate lease and non-lease
components for all leases.
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets and current operating lease liabilities and operating lease liabilities, net of current portion on the condensed consolidated balance sheets. The Company recognizes lease expense for its operating leases on a straight-line basis over the term of the lease.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from a lease. ROU assets and operating lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification using an incremental borrowing rate based on the information available at the commencement date. For modified leases the Company also reassess the lease classification as of the effective date of the modification.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate because the interest rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.
The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option in the measurement of its ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the lease term. The Company generally uses the base, noncancelable, lease term when determining the ROU assets and lease liabilities. The right-of-use
asset is tested for impairment in accordance with Accounting Standards Codification Topic 360,
Property, Plant, and Equipment.

Lessor Accounting
Our leased equipment primarily consists of rental tools and equipment. Our agreements with our customers for rental equipment contain an operating lease component under ASC 842 because (i) there are identified assets, (ii) the customer has the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use and (iii) the customer directs the use of the identified assets throughout the period of use.
Our lease contract periods are daily, monthly, per well or based on footage. Lease revenue is recognized on a straight-line basis based on these rates. We do not provide an option for the lessee to purchase the rented tools at the end of the lease and the lessees do not provide residual value guarantees on the rented assets.
We recognized operating lease revenue within “Tool rental” on the unaudited condensed consolidated statements of income and comprehensive income.
Intangible Assets
Intangible assets with finite useful lives include customer relationships, trade name, patents, non-compete
agreements and a supply agreement. These intangible assets are amortized either on a straight-line basis over the asset’s estimated useful life or on a basis that reflects the pattern in which the economic benefits of the intangible are realized.
Accounting for Impairment of Long-lived Assets
Long-lived assets with finite lives include property, plant and equipment and acquired intangible assets. The Company evaluates long-lived assets, including acquired intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group.
For the three and six months ended June 30, 2023 and 2022, management determined that there was no impairment with regard to property, plant, and equipment or intangible assets.
Investments - Equity Securities
Equity securities are stated at fair value. Unrealized gains and losses are reflected in the unaudited condensed consolidated statements of income and comprehensive income. The Company periodically reviews the securities for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As of the three and six months ended June 30, 2023 and June 30, 2022, the Company believes the cost of the securities was recoverable in all material respects.
Redeemable Convertible Preferred Stock
Prior to the closing of the Merger, there were outstanding shares of DTIH Series A redeemable convertible preferred stock (“Series A”), which was classified outside of permanent equity in mezzanine equity on the condensed consolidated balance sheets as it was redeemable on a fixed date.
Upon the closing of the Merger, all of the DTIH Series A redeemable convertible preferred stock was canceled in exchange for DTIC common stock and the right to receive cash. Accordingly, there was no redeemable convertible preferred stock outstanding as of June 30, 2023. As of December 31, 2022, the carrying value of the redeemable convertible preferred stock outstanding was $17.9 million.

Preferred Stock
As of the closing of the Merger, the Board of Directors have expressly granted authority to issue shares of preferred stock, in one or more series, and to fix for each such series such voting powers, full or limited, and such designations, preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issue of such series and as may be permitted by the Delaware General Corporation Law. The number of authorized shares of preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the voting power of all of the then outstanding shares of the capital stock of the corporation entitled to vote generally in the election of directors, voting together as a single class, without a separate vote of the holders of the preferred stock, or any series thereof, unless a vote of any such holders is required pursuant to any preferred stock designation.
The Board of Directors of the Company has not issued any shares of any classes or series of preferred stock as of June 30, 2023, and through the date these financial statements were available to be issued.
Cost of Revenue
The Company recorded all operating costs associated with its product sales and tool rental revenue streams in cost of product sale revenue and cost of tool rental revenue, respectively, in the unaudited condensed consolidated statements of income and comprehensive income. All indirect operating costs, including labor, freight, contract labor and others, are included in selling, general, administrative in the unaudited condensed consolidated statements of income and comprehensive income.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation—Stock Compensation
(“ASC 718”). ASC 718 requires that the cost of awards of equity instruments offered in exchange for employee services, including employee stock options and restricted stock awards, be measured based on the grant-date fair value of the award. The Company determines the fair value of stock options granted using the Black-Scholes-Merton option-pricing model (“Black-Scholes model”) and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, generally the vesting period, net of estimated forfeitures. Because the Company’s common stock was not yet publicly traded for any of its stock options granted to date, the Company estimated the fair value of its common stock as of the grant date and used these estimates as inputs into the Black-Scholes model. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards were approved. The factors considered include, but were not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Redeemable Convertible Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares. During the six months ended June 30, 2023 and June 30, 2022, the Company did not grant any stock options. For any grants of stock options subsequent to the Company being publicly traded, the Company will use the quoted market price as of the grant date as an input into the Black-Scholes model.
Earnings Per Share
Basic earnings per share is computed by dividing the net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted earnings is computed by adjusting net income (loss) to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted earnings is computed by dividing the diluted net income (loss) by the weighted-average number of common shares outstanding for the period, including potential dilutive common stock. For the purposes of this calculation, outstanding stock options and redeemable convertible preferred stock are considered potential dilutive common stock and are excluded from the computation of net loss per share if their effect is anti-dilutive.
The redeemable convertible preferred stock did not contractually entitle its holders to participate in profits or losses. As such, it was not treated as a participating security in periods of net income or net loss.
Income Taxes
Income taxes are provided for the tax effects of transactions reported in the unaudited condensed consolidated financial statements and consist of taxes currently due plus deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.
The Company is subject to state income taxes in various jurisdictions.
The Company follows guidance issued by the FASB in accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the condensed consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step
process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits and upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the condensed consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. The Company has no uncertain tax positions at June 30, 2023 and December 31, 2022. The Company believes there are no tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within twelve months of the reporting date.
The Company records income tax related interest and penalties, if applicable, as a component of the provision for income tax expense. However, there were no amounts recognized relating to interest and penalties in the condensed consolidated statements of income and comprehensive income for the three and six months ended June 30, 2023 and 2022.
Derivative Financial Instruments
From time to time, the Company may enter into derivative instruments to manage exposure to interest rate fluctuations. During 2016, the Company entered into an interest swap agreement with respect to amounts outstanding under its revolving line of credit.
This arrangement was designed to manage exposure to interest rate fluctuations by effectively exchanging existing obligations to pay interest based on floating rates for obligations to pay interest based on a fixed rate. These derivatives are marked-to-market
at the end of each quarter and the realized/unrealized gain or loss is recorded as interest expense. For the three and six months ended June 30, 2022 and three months ended June 30, 2023, the Company recognized an unrealized gain due to the change in fair value of its interest rate swap of approximately $0.3 million, $1.0 million, and $13 thousand, respectively in its unaudited condensed consolidated statements of income and comprehensive income. For the six months ended June 30, 2023, the Company recognized an unrealized loss due to the change in fair value of its interest rate swap of
approximately $0.1 million in its unaudited condensed consolidated statements of income and comprehensive income.
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Classification within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy contains three levels:
Level
 1
– Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.
Level
 2
– Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.
Level
 3
– Valuation inputs are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.
Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of June 30, 2023
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,530	$—	$—	$1,530
Interest rate swap	—	385	—	385

Total assets at fair value	$1,530	$385	$—	$1,915

	Assets at Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,143	$—	$—	$1,143
Interest rate swap	—	476	—	476

Total assets at fair value	$1,143	$476	$—	$1,619

The Company’s interest rate swap is a
pay-fixed,
receive-variable interest rate swap based on SOFR swap rate. The SOFR swap rate is observable at commonly quoted intervals for the full term of the swap and therefore is considered a Level 2 item. For interest rate swaps in an asset position, the credit standing of the counterparty is analyzed and factored into the fair value measurement of the asset. The impact of the Company’s creditworthiness has also been factored into the fair value measurement of the interest rate swap in a liability position. For the three and six months ended June 30, 2023 and 2022, the application of valuation techniques applied to similar assets and liabilities has been consistent.
As of June 30, 2023 and December 31, 2022, the interest rate swap is included in prepaid expenses and other current assets on the condensed consolidated balance sheets.
As of June 30, 2023 and December 31, 2022, the Company did not have any Level 3 assets or liabilities.

Fair Value of Financial Instruments
The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable. The carrying amount of such instruments approximates fair value due to their short-term nature.
Concentration of Credit Risk and Other Risks and Uncertainties
The Company’s customer concentration may impact its overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions affecting the oil and gas industry.
During the three months ended June 30, 2023 and 2022, the Company generated approximately 29% and 25%, respectively, of its revenue from two customers. During the six months ended June 30, 2023 and 2022, the Company generated approximately 30% and 27%, respectively, of its revenue from two customers. Amounts due from these customers included in accounts receivable at June 30, 2023 and December 31, 2022 were approximately $10.1 million and $8.6 million, respectively.
During the three months ended June 30, 2023 and 2022, the Company had two and one vendor that represented approximately 25% and 11% of its vendor purchases, respectively. During the six months ended June 30, 2023 and 2022, the Company had one and one vendor that represented approximately 10% and 12% of its vendor purchases, respectively. Amounts due to these vendors included in accounts payable at June 30, 2023 and December 31, 2022 were approximately $9.0 million and $1.0 million, respectively.
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company maintains accounts in federally insured financial institutions in excess of federally insured limits. Management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held and of the money market funds in which these investments are made.
Operating Segment
Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding resource allocation and assessing performance. The Company’s Chief Executive Officer and Chief Financial Officer work together as the CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operations decisions, allocating resources and evaluating financial performance. Consequently, the Company has determined it operates in one operating and reportable segment.
Accounting Standards Issued But Not Yet Effective
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying unaudited condensed consolidated financial statements.

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization and Nature of Operations
Drilling Tools International Holdings, Inc. (the “Company”) is a Delaware corporation formed January 2012. The Company manufactures, rents, inspects, and refurbishes downhole drilling tools primarily to companies in the oil and natural gas industry for bottom hole assemblies used in onshore and offshore horizontal and directional drilling. The Company’s United States (“U.S.”) operations have locations in Texas, California, Louisiana, Oklahoma, Pennsylvania, North Dakota, New Mexico, Utah, and Wyoming. The Company’s international operations are located in Canada. Operations outside the U.S. are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws and possible limitations on foreign investment. The Company does not engage in hedging activities to mitigate its exposure to fluctuations in foreign currency exchange rates.
Basis of Presentation
The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as set forth by the Financial Accounting Standards Board (FASB) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to US GAAP issued by the FASB in these notes to the accompanying consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Update (“ASUs”)
COVID-19 Related Credits and Relief
In March 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted in response to COVID-19. On April 11, 2020 and March 15, 2021, the Company received proceeds from two separate loans pursuant to the Paycheck Protection Program of the CARES Act (the “PPP Loan”) in the amounts of $6.6 million and $2.0 million, respectively. The April 2020 PPP loan and the March 2021 PPP loan and related accrued interest were forgiven by the U.S. Small Business Administration (“SBA”) on July 27, 2021 and December 30, 2021, respectively.
There is no guidance in U.S. GAAP that specifically addresses the accounting by a business entity that obtains a forgivable loan from a government entity. Notwithstanding the absence of specific guidance in U.S. GAAP and given the significant uncertainties related to whether many entities that received loans are qualified for a PPP Loan and would meet the conditions for loan forgiveness, the Company accounted for the PPP Loan as debt in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 470,
Debt
. Based upon the guidance in ASC 470, the Company recorded a liability for the total amount of the loan upon receipt of the proceeds. Upon confirmation from the SBA that the PPP Loan was forgiven in full, and the PPP Loan had been canceled, the Company reversed the liability and related accrued interest and recorded a gain on forgiveness of the PPP Loan in its consolidated statements of operations and comprehensive income.
In December 2020, the Consolidated Appropriations Act (the “Appropriations Act”) was signed into law to further address the ongoing impacts of COVID-19. The Appropriations Act introduced several additional potential credits and benefits for employers to consider applying for, including, but not limited to, the ability for employers who have previously obtained a PPP Loan to qualify for Employee Retention Credits (“ERC”) potentially also, initially created as part of the CARES Act. The ERC provided a per employee credit to eligible businesses based on a percentage of qualified wages and health insurance benefits paid to employees. The benefit was provided as a refundable payroll tax credit claimed quarterly as a reduction to payroll taxes or cash refunds. The initial credit available was equal to 50% of qualified wages paid to employees during a quarter, capped at $10,000 of qualified wages per employee through December 31, 2021. In March 2021, the American Rescue Plan
of 2021 was enacted to, amongst other things, extend and expand ERC benefits through December 31, 2021. In accordance with these additional relief provisions, the tax credit was increased to 70% of qualified wages paid to employees during a quarter, and the limit on qualified wages per employee was set at $10,000 of qualified wages per quarter. In November 2021, the Infrastructure Investment and Jobs Act was signed into law and ended the employee retention credit early, making wages paid after December 31, 2021, ineligible for the credit.
The Company qualified for certain ERC benefits during the year ended December 31, 2022. As there is no guidance in U.S. GAAP that specifically addresses the accounting for the receipt of government assistance similar to the ERC, the Company considered two primary approaches in accounting for the ERC. The first was as government grants, by reference to ASC 958-605,
Not-for-Profit-Entities Revenue Recognition
, and the other by reference to IAS 20, Accounting for Government Grants and Disclosure of Government Assistance. With reference to IAS 20, the Company considered the following: (1) Under this model, the Company would not recognize government assistance until reasonably sure any conditions attached to the assistance would be met, and the Company would in fact receive the funds. (2) Once the Company was reasonably certain the conditions were met, the Company would then record the earnings impact of the grants over the periods in which the Company recognizes the costs the grants are intended to pay for. These costs should be recognized as expenses. (3) The funds could be recorded as other income or as an offset to related qualifying expenses. Because the ERC was intended to reimburse the Company for actual costs incurred (i.e., related qualifying expenses) during the given period or quarter, the Company determined that it was appropriate to account for these credits as an offset to the related qualifying payroll expenses recorded in selling, general, administrative expenses in the Company’s consolidated statements of operations and comprehensive income for the year ended December 31, 2022.
ERC benefits of $4.3 million were included in selling, general, administrative expense as an offset to the related compensation expenses in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2022. The Company did not record any ERC benefits for the year ended December 31, 2021.
ERC benefits receivable of $2.1 million were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets as of December 31, 2022. The Company did not record any ERC benefit receivable as of December 31, 2021.
The Company has also applied the guidance in Accounting Standards Update (“ASU”) 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance retrospectively to the ERC in its financial reporting for the year ended December 31, 2021.
Laws and regulations concerning government programs, including the ERC and PPP Loan, are complex and subject to varying interpretations. Claims made under these programs may also be subject to retroactive audit and review. While the Company does not believe there is a basis for estimation of an audit or recapture risk at this time, there can be no assurance that regulatory authorities will not challenge the Company’s claim to the ERC or PPP Loan in a future period.
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard. As such, the Company’s financial statements may not be comparable to companies that comply with public company effective
dates.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes as of the date of the consolidated financial statements. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Estimates are used for, but not limited to, unbilled accounts receivable, allowance for doubtful accounts, write-down for excess and obsolete inventories, asset lives for property and equipment, fair value of derivatives, and impairment of tangible and intangible assets. Actual results may differ materially and adversely from these estimates. In the current macroeconomic and business environment affected by COVID-19, the Russia-Ukraine conflict and inflationary pressures, these estimates require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, these estimates may change materially in future periods.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Drilling Tools Services, Inc., Drilling Tools International, Inc., Reamco, Inc., Downhole Inspection Solutions, LLC, Premium Tools LLC, Slick Tools International, LLC (formerly, Stinger Oil Tools, LLC), Data Automation Technology LLC, and Drilling Tools International Corporation (Canada). All intercompany accounts and transactions have been eliminated on consolidation.
Foreign Currency Translation and Transactions
The Company has determined that the functional and reporting currency for its operations across the globe is the functional currency of the Company’s international subsidiaries. Accordingly, all foreign balance sheet accounts have been translated into U.S. dollars using the rate of exchange at the respective balance sheet date. Components of the consolidated statements of operations and comprehensive income have been translated at the average rates for the year of the reporting period. Translation gains and losses are recorded in accumulated other comprehensive income as a component of stockholders’ equity. Gains or losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in the consolidated statements of operations and comprehensive income. For the year ended December 31, 2022 and 2021, the aggregate foreign currency translation included in the consolidated statements of operations and comprehensive income totaled approximately $0.2 million in gains and $0.1 million in loss, respectively.
Revenue Recognition
The Company recognizes revenue in accordance with Topic 606 (which addresses revenue from contracts with customers). The Company derives its revenue from two revenue types, tool rental services and product sales.
Tool Rental Services
Tool rental services consist of rental services, inspection services, and repair services. Tool rental services are accounted for under Topic 842.

Owned tool rentals represent the most significant revenue type and are governed by the Company’s standard rental contract. The Company accounts for such rentals as operating leases. The lease terms are included in the contracts, and the determination of whether the Company’s contracts contain leases generally does not require significant assumptions or judgements. The Company’s lease revenues do not include material amounts of variable payments. Owned tool rentals represent revenue from renting tools that the Company owns. The Company does not generally provide an option for the lessee to purchase the rented equipment at the end of the lease.
The Company recognizes revenues from renting tools on a straight-line basis. The Company’s rental contract periods are daily, monthly, per well, or based on footage. As part of this straight-line methodology, when the equipment is returned, the Company recognizes as incremental revenue the excess, if any, between the amount the customer is contractually required to pay, which is based on the rental contract period applicable to the actual number of days the drilling tool was out on rent, over the cumulative amount of revenue recognized to date. In any given accounting period, the Company will have customers return the drilling tool and be contractually required to pay the Company more than the cumulative amount of revenue recognized to date under the straight-line methodology.
The Company records the amounts billed to customers in excess of recognizable revenue as deferred revenue on its consolidated balance sheet.
As noted above, the Company is unsure of when the customer will return rented drilling tools. As such, the Company does not know how much the customer will owe the Company upon return of the tool and cannot provide a maturity analysis of future lease payments. The Company’s drilling tools are generally rented for short periods of time (significantly less than a year). Lessees do not provide residual value guarantees on rented equipment.
The Company expects to derive significant future benefits from its drilling tools following the end of the rental term. The Company’s rentals are generally short-term in nature, and its tools are typically rented for the majority of the time that the Company owns them.
Product Sales
Product sales consist of charges for rented tools that are damaged beyond repair, charges for lost-in-hole, and charges for lost-in-transit while in the care, custody or control of the Company’s customers, and other charges for made to order product sales. Product sales are accounted for under Topic 606.
Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements with customers, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in the revenue standard. The transaction price is measured as consideration specified in a contract with a customer and excludes any sales incentives and taxes or other amounts collected on behalf of third parties. As each of the Company’s contracts with customers contain a single performance obligation to provide a product sale, the Company does not have any performance obligations requiring allocation of transaction prices.
The performance obligation for made to order product sales is satisfied and revenue is recognized at a point in time when control of the asset transfers to the customer, which typically occurs upon delivery of the product or when the product is made available to the customer for pickup at the Company’s shipping dock. Additionally, pursuant to the contractual terms with the Company’s customers, the customer must notify the Company of, and purchase from the Company, any rented tools that are damaged beyond repair, lost-in-hole, or lost-in-transit while in the care, custody or control of the Company’s customers. Revenue is recognized for these products at a point in time upon the customer’s notification to the Company of the occurrence of one of these noted events.
The Company does not have any revenue expected to be recognized in the future related to remaining performance obligations or contracts with variable consideration related to undelivered performance obligations. There was no revenue recognized in the current period from performance obligations satisfied in previous periods.
Revenue per geographic location
Revenue generated was concentrated within the United States. For the year ended December 31, 2022 and 2021, the revenue generated within the United States was $118.3 million and $ 71 million, respectively, or 91% and 92% of total revenues, respectively. For the year ended December 31, 2022 and 2021, the revenue generated outside of the United States, in Canada, was $11.3 million and $6.4 million, respectively, or 9% and 8% of total revenues, respectively.
Contract Assets and Contract Liabilities
Contract assets represent the Company’s rights to consideration for work completed but not billed. As of December 31, 2022 and 2021, the Company had contract assets of $4.8 million and $3.0 million, respectively. Contract assets were recorded in accounts receivable, net in the accompanying consolidated balance sheets.
Contract liabilities consist of fees invoiced or paid by the Company’s customers for which the associated services have not been performed and revenue has not been recognized based on the Company’s revenue recognition criteria described above. As of December 31, 2022 and 2021, the Company did not have any material contract liabilities. All deferred revenue were expected to be recognized during the following 12 months, and they were recorded in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and 2021.
Accounts Receivable, net
The Company’s accounts receivable consists principally of uncollateralized amounts billed to customers. These receivables are generally due within 30 to 60 days of the period in which the corresponding sales or rentals occur and do not bear interest. They are recorded at net realizable value less an allowance for doubtful accounts and are classified as account receivable, net on the consolidated balance sheets.
Allowance for Doubtful Accounts
The Company adopted ASU 2016-13,
Financial Instruments — Credit Losses
, on December 31, 2022, which was retroactively applied as of the first day of fiscal year 2022, as further described within the section below titled
Recently Adopted Accounting Pronouncements
. This accounting standard requires companies to

measure expected credit losses on financial instruments based on the total estimated amount to be collected over the lifetime of the instrument. Prior to the adoption of this accounting standard, the Company recorded incurred loss reserves against receivable balances based on current and historical information.
Expected credit losses for uncollectible receivable balances consider both current conditions and reasonable and supportable forecasts of future conditions. Current conditions considered include pre-defined aging criteria, as well as specified events that indicate the balance due is not collectible. Reasonable and supportable forecasts used in determining the probability of future collection consider publicly available macroeconomic data and whether future credit losses are expected to differ from historical losses.
The Company is not party to any off-balance sheet arrangements that would require an allowance for credit losses in accordance with this accounting standard.
The changes in the allowance for uncollectible receivables for the year ended December 31, 2022 were as follows (in thousands):

Allowance for doubtful accounts
Balance at December 31, 2020	$(1,116)
Addition during the period	(544)
Utilization of allowance for doubtful accounts	438
Balance at December 31, 2021	(1,222)
Cumulative effect adjustment upon adoption of ASU 2016-13	—
Addition during the period	(336)
Utilization of allowance for doubtful accounts	60

Balance at December 31, 2022	$(1,498)

Inventories, net
Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the specific identification method. Inventory that is obsolete or in excess of forecasted usage is written down to its net realizable value based on assumptions regarding future demand and market conditions. Inventory write-downs are charged to operating costs and establish a new cost basis for the inventory. Inventory includes raw material and finished goods.
Property, Plant and Equipment, net
Property, plant and equipment purchased by the Company are recorded at cost less accumulated depreciation. Depreciation is recorded using the straight-line method based on the estimated useful lives of the depreciable property or, for leasehold improvements, the remaining term of the lease, whichever is shorter. Assets not yet placed in use are not depreciated.
Property, plant and equipment acquired as part of a business acquisition is recorded at acquisition date fair value with subsequent additions at cost.
The cost of refurbishments and renewals are capitalized when the value of the property, plant or equipment is enhanced for an extended period. Expenditures to maintain and repair property, plant and equipment, which do not improve or extend the life of the related assets, are charged to operations when incurred. When property, plant and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in operations.

Leases
The Company adopted ASC 842,
Leases
(“ASC 842”) as of January 1, 2022. ASC 842 was adopted using the modified retrospective transition approach, with no restatement of prior periods or cumulative adjustments to retained earnings. Upon adoption, the Company elected the package of transition practical expedients, which allowed it to carry forward prior conclusions related to whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases and initial direct costs for existing leases. The Company elected the use-of-hindsight to reassess lease term. The Company elected not to recognize leases with an initial term of 12 months or less within the consolidated balance sheets and to recognize those lease payments on a straight-line basis in the consolidated statements of operation over the lease term. The new lease accounting standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the practical expedient to not separate lease and non- lease components for all leases.
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and current operating lease liabilities and operating lease liabilities, net of current portion on the consolidated balance sheets. The Company recognizes lease expense for its operating leases on a straight-line basis over the term of the lease.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from a lease. ROU assets and operating lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification using an incremental borrowing rate based on the information available at the commencement date. For modified leases the Company also reassess the lease classification as of the effective date of the modification.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.
The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option in the measurement of its ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the lease term. The Company generally uses the base, non-cancelable, lease term when determining the ROU assets and lease liabilities. The right-of-use asset is tested for impairment in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.
Lessor Accounting
Our leased equipment primarily consists of rental tools and equipment. Our agreements with our customers for rental equipment contain an operating lease component under ASC 842 because (i) there are identified assets, (ii) the customer has the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use and (iii) the customer directs the use of the identified assets throughout the period of use.
Our lease agreements have contract terms based on hourly, daily, weekly or monthly rates. Lease revenue is recognized on a straight-line basis based on these rates. We do not provide an option for the lessee to purchase the rented tools at the end of the lease and the lessees do not provide residual value guarantees on the rented assets.

We recognized operating lease revenue within “Tool rentals” on the consolidated statements of operations and comprehensive income
.
Intangible Assets
Intangible assets with finite useful lives include customer relationships, trade name, patents, non-compete agreements and a supply agreement. These intangible assets are amortized either on a straight-line basis over the asset’s estimated useful life or on a basis that reflects the pattern in which the economic benefits of the intangible are realized.
Accounting for Impairment of Long-lived Asset
Long-lived assets with finite lives include property, plant and equipment and acquired intangible assets. The Company evaluates long-lived assets, including acquired intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group.
For the year ended December 31, 2022 and 2021, management determined that there was no impairment with regard to their property, plant, and equipment or intangible assets.
Investments — Equity Securities
Equity securities are stated at fair value. Unrealized gains and losses are reflected in the consolidated statements of operations and comprehensive income. The Company periodically reviews the securities for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As of the year ended December 31, 2022 and 2021, the Company believes the cost of the securities was recoverable in all material respects.
Redeemable Convertible Preferred Stock
The Company’s Series A redeemable convertible preferred stock (“Series A”), which represents the Company’s sole class of redeemable convertible preferred stock issued to date, was established on December 28, 2015. Upon establishment of the Series A, the Company issued 20,370,377 shares of Series A for $0.54 per share resulting in aggregate proceeds of $11.0 million.
The Company records shares of its redeemable convertible preferred stock at their respective fair values on the dates of issuance. The Company classifies its redeemable convertible preferred stock outside of permanent equity in mezzanine equity on its consolidated balance sheets as it is redeemable at a fixed date. In accordance with ASC 480-10-S99-3A, the Company recognizes changes in the redemption value of its redeemable convertible preferred stock immediately as they occur and adjusts the carrying amount to redemption value at the end of each reporting period. The Company records accretion of its redeemable convertible preferred stock as a reduction to additional paid-in capital as the Company has an accumulated deficit.
Dividend Rights
Each holder of Series A is entitled to receive cumulative dividends payable at the rate of 7% annually, payable in kind. The dividends accumulate and compound quarterly at the stated dividend rate to the extent they are not paid.

Liquidation Rights
Upon the liquidation, dissolution or winding up of the Company’s business, after provision for payment of all debts and liabilities of the Company, any remaining assets of the Company shall be distributed first to the holders of the Series A and then pro rata to the holders of common stock. Each holder of Series A shall be entitled to receive, in full before any distributions or payments out of the assets of the Company, an amount equal to the Series A stated value of $0.54 per share along with an amount equal to all accumulated and unpaid dividends as of the date of payment. As of December 31, 2022 and as of December 31, 2021, the liquidation preference of the redeemable convertible preferred stock was approximately $17.9 million and $16.7 million, respectively.
Redemption
The Company must redeem all outstanding shares of Series A on the earlier of the seventh anniversary, as amended, of the issuance of the shares, or subject to compliance with the Company’s credit agreement, such earlier date as is determined by the election of holders of at least two-thirds of the outstanding shares of Series A, or the consummation of a firm commitment underwritten public offering by the Company. The redemption price is payable in cash equal to the original purchase price plus accumulated and unpaid dividends.
Conversion Rights
At any time before redemption, each Series A share is convertible into common stock at the option of the holder at its stated value of $0.54 per share, subject to adjustment for stock splits, stock dividends, combinations of shares, and similar recapitalization transactions.
Voting Rights
Each holder of Series A has a right to vote with a number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s Series A at the time such shares are voted. Holders of Series A shall vote together with the holders of common stock (and of any other class or series that may similarly be entitled to vote with the holders of common stock) as a single class on all matters on which holders of common stock are entitled to vote.
Cost of Revenue
The Company recorded all operating costs associated with its product sales and tool rental revenue streams in cost of product sale revenue and cost of tool rental revenue, respectively, in the consolidated statements of operations and comprehensive income. All indirect operating costs, including labor, freight, contract labor and others, are included in selling, general, administrative in the consolidated statements of operations and comprehensive income.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation — Stock Compensation
(“ASC 718”). ASC 718 requires that the cost of awards of equity instruments offered in exchange for employee services, including employee stock options and restricted stock awards, be measured based on the grant-date fair value of the award. The Company adopted FASB ASU No. 2016-09, Compensation — Stock Compensation (“Topic 718”): Improvements to Employee Share-Based Payment Accounting, on February 1, 2019. This ASU involves several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification in the accompanying consolidated statements of cash flows. The adoption did not have a material impact on the accompanying consolidated financial statements of the Company. The Company determines the fair value of stock options granted using the Black-Scholes-Merton option-pricing model (“Black-Scholes model”) and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, generally the vesting period, net of estimated forfeitures. Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of its common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Redeemable Convertible Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares. The Company did not grant stock options in financial year 2021 or 2
022.
Earnings Per Share
Basic earnings per share is computed by dividing the net income by the weighted-average number of common shares outstanding for the period. Diluted earnings is computed by adjusting net income to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted earnings is computed by dividing the diluted net income by the weighted-average number of common shares outstanding for the period, including potential dilutive common stock. For the purposes of this calculation, outstanding stock options and redeemable convertible preferred stock are considered potential dilutive common stock and are excluded from the computation of net loss per share if their effect is anti-dilutive.
The Company’s redeemable convertible preferred stock does not contractually entitle its holders to participate in profits or losses. As such, it is not treated as a participating security in periods of net income or net loss.
Income Taxes
Income taxes are provided for the tax effects of transactions reported in consolidated financial statements and consist of taxes currently due plus deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and liabilities.
The Company is subject to state income taxes in various jurisdictions.
The Company follows guidance issued by the FASB in accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits and upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. The Company has no uncertain tax positions at December 31, 2022 and December 31, 2021. The Company believes there are no tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within twelve months of the reporting date.
The Company records income tax related interest and penalties, if applicable, as a component of the provision for income tax expense. However, there were no amounts recognized relating to interest and penalties in the consolidated statements of operations and comprehensive income for the year ended December 31, 2022 and 2021.
Derivative Financial Instruments
From time to time, the Company may enter into derivative instruments to manage exposure to interest rate fluctuations. During 2016, the Company entered into an interest swap agreement with respect to amounts outstanding under its revolving line of credit.
This arrangement was designed to manage exposure to interest rate fluctuations by effectively exchanging existing obligations to pay interest based on floating rates for obligations to pay interest based on a fixed rate. These derivatives are marked-to-market at the end of each quarter and the realized/unrealized gain or loss is recorded as interest expense. For the year ended December 31, 2022 and 2021, the Company recognized an unrealized gain due to the change in fair value of its interest rate swap of approximately $1.4 million and $0.9 million, respectively in its consolidated statements of operations and comprehensive income.
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Classification within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy contains three levels:

Level 1 —	Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.

Level 2 —	Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.

Level 3 —	Valuation inputs are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,143	$—	$—	$1,143
Interest rate swap	$—	$476	$—	$476

Total assets at fair value	$1,143	$476	$—	$1,619

	Assets and Liabilities at Fair Value as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$909	$—	$—	$909

Total assets at fair value	$909	$—	$—	$909

Interest rate swap	$—	$(947)	$—	$(947)

Total liabilities at fair value	$—	$(947)	$—	$(947)

The Company’s interest rate swap is a pay-fixed, receive-variable interest rate swap based on LIBOR swap rate. The LIBOR swap rate is observable at commonly quoted intervals for the full term of the swap and therefore is considered a Level 2 item. For interest rate swaps in an asset position, the credit standing of the counterparty is analyzed and factored into the fair value measurement of the asset. The impact of the Company’s creditworthiness has also been factored into the fair value measurement of the interest rate swap in a liability position. For the year ended December 31, 2022 and 2021, the application of valuation techniques applied to similar assets and liabilities has been consistent.
As of December 31, 2022, the interest rate swap is included in prepaid expenses and other current assets on the consolidated balance sheet. At December 31, 2021, the interest rate swap is included in accrued expenses and other current liabilities on the consolidated balance sheet.
As of December 31, 2022 and December 31, 2021, the Company did not have any Level 3 assets or liabilities.
Fair Value of Financial Instruments
The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, and long-term debt. The carrying amount of such instruments approximates fair value due to their short- term nature. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt.
Concentration of Credit Risk and Other Risks and Uncertainties
The Company’s customer concentration may impact its overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions affecting the oil and gas industry.
During the year ended December 31, 2022, the Company generated approximately 28% of its revenue from two customers. Amounts due from these customers included in accounts receivable at December 31, 2022 were approximately $8.6 million.
During the year ended December 31, 2022, the Company had one vendor that represented approximately 12% of its purchases. Amounts due to this vendor included in accounts payable at December 31, 2022 were approximately $0.9 million.

During the year ended December 31, 2021, the Company generated approximately 18% of its revenue from one customer. Amounts due from this customer included in accounts receivable at December 31, 2021 were approximately $4.2 million.
During the year ended December 31, 2021, the Company had one vendor that represented approximately 16% of its purchases. Amounts due to this vendor included in accounts payable at December 31, 2021 were approximately $1.5 million.
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and marketable securities. The Company maintains accounts in federally insured financial institutions in excess of federally insured limits. Management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held and of the money market funds in which these investments are made. The Company holds marketable securities with high credit ratings.
Operating Segment
Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding resource allocation and assessing performance. The Company’s Chief Executive Officer and Chief Financial Officer work together as the CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operations decisions, allocating resources and evaluating financial performance. Consequently, the Company has determined it operates in one operating and reportable segment
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02,
Leases (Topic 842)
, to improve financial reporting and disclosures about leasing transactions. This ASU requires companies that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, for substantially all leases. The recognition, measurement and presentation of expense and cash flows arising from a lease by a lessee will depend primarily on its classification as a finance or operating lease; both types of leases will be recognized on the balance sheet. This ASU also requires disclosures to help financial statement users to better understand the amount, timing and uncertainty of cash flows arising from leases. The new lease standard was adopted by the Company on its effective date of January 1, 2022. The Company used the optional transition method set forth in ASU 2018-11 that allows entities to elect not to recast their comparative periods in transition.
In addition, the Company elected the transition package of practical expedients permitted within the standard, which allowed it to carry forward the historical lease classification for arrangements that commenced prior to the effective date. As a result of the adoption of ASU 2016-02 on January 1, 2022, the Company recorded both operating lease assets of $16.3 million and operating lease liabilities of $16.3 million. The adoption of ASU 2016-02 had an immaterial impact on the Company’s consolidated statements of operations and comprehensive income and consolidated statement of cash flows.
In June 2016, the FASB issued ASU 2016-13,
Financial Instruments — Credit Losses
, which requires entities to estimate all expected credit losses for financial assets measured at amortized cost basis, including trade receivables, held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The Company adopted this guidance using the modified retrospective adoption method on December 31, 2022, which was retroactively applied as of the first day of fiscal year 2022. The adoption of this accounting standard did not have a material impact to the Company’s consolidated financial statements.
In November 2021, the FASB issued ASU 2021-10,
Government Assistance: Disclosures by Business Entities about Government Assistance
, which aims to provide increased transparency by requiring business entities to disclose information about certain types of governmental assistance they receive in the notes to the financial statements. The disclosures include information around the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. The new guidance does not apply to transactions that a business accounts for under the income tax, revenue recognition, gain contingency or debt rules. The guidance in ASU 2021-10 was effective for financial statements of all entities for annual periods beginning after December 15, 2021. The Company has early adopted this guidance retrospectively, applying it to all transactions within the scope of the amendments reflected in its consolidated financial statements as of December 31, 2021 and for the financial statements for the year ending December 31, 2022. As the Company’s accounting for ERC benefits was in accordance with this guidance, the impact of adoption was limited to disclosures relating to these transactions
.
Recently Issued Accounting Pronouncements Not Yet Adopted
No other new accounting pronouncements issued or effective during 2022 had, or are expected to have, a material impact on the Company’s consolidated financial statements.